Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration (Parentheticals)	Dec. 31, 2021 shares
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration (Parentheticals) [Line Items]
Ordinary shares	262,070
DeepCube Ltd [Member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration (Parentheticals) [Line Items]
Ordinary shares	3,427,683
NanoFabrica Ltd [Member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration (Parentheticals) [Line Items]
Ordinary shares	2,249,232